Fair Value Measurements - Schedule of Significant Inputs Model For The Fair Value of Forward Purchase Units (Details) - Forward Purchase Units		3 Months Ended
	Jan. 14, 2023 shares	Mar. 31, 2023 shares
Equity value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability measurement input	10.75	10.63
Strike Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability measurement input	11.93	11.93
Remaining Life (years)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining Life (years)	1 year 9 months 18 days	1 year 7 months 2 days
Risk-free rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability measurement input	4.7	4.6
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability measurement input	52.9	56.9